INCOME TAX - Income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax benefit	$ (2,437,244)	$ (4,159,890)	$ (3,252,516)
Total income tax expense	28,098,525	18,036,180	64,171,809
People Republic China [Member]
Current income tax expense	30,228,726	29,715,744	27,133,958
Deferred income tax benefit	(2,770,534)	(4,657,379)	(3,252,516)
US [Member]
Current income tax expense	307,043	(7,519,674)	40,290,367
Deferred income tax benefit	$ 333,290	$ 497,489	$ 0